Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (PIMCO Global Multi-Asset Fund), 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Mar. 08, 2013
(PIMCO Global Multi-Asset Fund) | 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.24%
Since Inception (10/29/2008)	5.40%